Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of Commitments to Purchase Mineral Stream
Mineral Stream Interests
The following table summarizes the Company’s commitments to make per-ounce
cash payments for gold, silver, palladium and platinum and per pound cash payments for cobalt to which it has the contractual right pursuant to the PMPAs:

Mineral Stream Interests	Attributable Payable Production to be Purchased										Per Unit of Measurement Cash Payment 1										Term of Agreement	Date of Original Contract
	Gold		Silver		Palladium		Cobalt		Platinum		Gold		Silver		Palladium		Cobalt		Platinum

Peñasquito	0%		25%		0%		0%		0%		n/a		$4.36		n/a		n/a		n/a		Life of Mine	24-Jul-07
Constancia	50%		100%		0%		0%		0%		$412	²	$6.08 ²		n/a		n/a		n/a		Life of Mine	8-Aug-12
Salobo	75%		0%		0%		0%		0%		$416		n/a		n/a		n/a		n/a		Life of Mine	28-Feb-13
Sudbury	70%		0%		0%		0%		0%		$400		n/a		n/a		n/a		n/a		20 years	28-Feb-13
Antamina	0%		33.75%		0%		0%		0%		n/a		20%		n/a		n/a		n/a		Life of Mine	3-Nov-15
San Dimas	variable	³	0%	³	0%		0%		0%		$624		n/a		n/a		n/a		n/a		Life of Mine	10-May-18
Stillwater	100%		0%		4.5%	4	0%		0%		18%	5	n/a		18%	5	n/a		n/a		Life of Mine	16-Jul-18
Voisey’s Bay	0%		0%		0%		42.4%	6	0%		n/a		n/a		n/a		18%	7	n/a		Life of Mine	11-Jun-18
Marathon	100%	8	0%		0%		0%		22%	8	18%	5	n/a		n/a		n/a		18%	5	Life of Mine	26-Jan-22
Other
Los Filos	0%		100%		0%		0%		0%		n/a		$4.53		n/a		n/a		n/a		25 years	15-Oct-04
Zinkgruvan	0%		100%		0%		0%		0%		n/a		$4.53		n/a		n/a		n/a		Life of Mine	8-Dec-04
Yauliyacu	0%		100%	9	0%		0%		0%		n/a		$9.05 10		n/a		n/a		n/a		Life of Mine	23-Mar-06
Stratoni	0%		100%		0%		0%		0%		n/a		$11.54		n/a		n/a		n/a		Life of Mine	23-Apr-07
Neves-Corvo	0%		100%		0%		0%		0%		n/a		$4.42		n/a		n/a		n/a		50 years	5-Jun-07
Aljustrel	0%		100%	¹¹	0%		0%		0%		n/a		50%		n/a		n/a		n/a		50 years	5-Jun-07
Minto	100	% ¹²	100%		0%		0%		0%		65%	¹³	$4.35		n/a		n/a		n/a		Life of Mine	20-Nov-08
Keno Hill	0%		25%		0%		0%		0%		n/a		variable	14	n/a		n/a		n/a		Life of Mine	2-Oct-08
Pascua-Lama	0%		25%		0%		0%		0%		n/a		$3.90		n/a		n/a		n/a		Life of Mine	8-Sep-09
Copper World 15	100%		100%		0%		0%		0%		$450		$3.90		n/a		n/a		n/a		Life of Mine	10-Feb-10
Loma de La Plata	0%		12.5%		0%		0%		0%		n/a		$4.00		n/a		n/a		n/a		Life of Mine	n/a 16
777	50%		100%		0%		0%		0%		$429 ²		$6.32 ²		n/a		n/a		n/a		Life of Mine	8-Aug-12
Marmato	10.5%	1 7	100%	17	0%		0%		0%		18%	18	18%	18	n/a		n/a		n/a		Life of Mine	5-Nov-20
Cozamin	0%		50%	19	0%		0%		0%		n/a		10%		n/a		n/a		n/a		Life of Mine	11-Dec-20
Santo Domingo	100%	20	0%		0%		0%		0%		18% 5		n/a		n/a		n/a		n/a		Life of Mine	24-Mar-21
Fenix	6%	21	0%		0%		0%		0%		18% 5		n/a		n/a		n/a		n/a		Life of Mine	15-Nov-21
Blackwater	8%	22	50%	22	0%		0%		0%		35%		18%	5	n/a		n/a		n/a		Life of Mine	13-Dec-21
Curipamba	50%	23	75%	23	0%		0%		0%		18% 5		18%	5	n/a		n/a		n/a		Life of Mine	17-Jan-22
Goose	4.15%	24	0%		0%		0%		0%		18% 5		n/a		n/a		n/a		n/a		Life of Mine	8-Feb-22
Early Deposit
Toroparu	10%		50%		0%		0%		0%		$400		$3.90		n/a		n/a		n/a		Life of Mine	11-Nov-13
Cotabambas	25%	25	100%	25	0%		0%		0%		$450		$5.90		n/a		n/a		n/a		Life of Mine	21-Mar-16
Kutcho	100%		100%		0%		0%		0%		20%		20%		n/a		n/a		n/a		Life of Mine	14-Dec-17

1)
The production payment is measured as either a fixed amount per unit of metal delivered, or as a percentage of the spot price of the underlying metal on the date of delivery. Contracts where the payment is a fixed amount per unit of metal delivered are subject to an annual inflationary increase, with the exception of Loma de La Plata and Sudbury. Additionally, should the prevailing market price for the applicable metal be lower than this fixed amount, the per unit cash payment will be reduced to the prevailing market price, with the exception of Yauliyacu where the per ounce cash payment will not be reduced below $4.48, subject to an annual inflationary factor.

2)	Subject to an increase to $9.90 per ounce of silver and $550 per ounce of gold after the initial 40-year term.
3)
Under the terms of the San Dimas PMPA, the Company is entitled to an amount equal to 25% of the payable gold production plus an additional amount of gold equal to 25% of the payable silver production converted to gold at a fixed gold to silver exchange ratio of 70:1 from the San Dimas mine. If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated. Currently, the fixed gold to silver exchange ratio is 70:1.

4)
The Company is committed to purchase 4.5% of Stillwater palladium production until 375,000 ounces are delivered to the Company, thereafter 2.25% of Stillwater palladium production until 550,000 ounces are delivered to the Company and 1% of Stillwater palladium production thereafter for the life of mine.

5)	To be increased to 22% once the market value of metal delivered to Wheaton, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
6)	Once the Company has received 31 million pounds of cobalt, the Company’s attributable cobalt production will be reduced to 21.2%.
7)
To be increased to 22% once the market value of cobalt delivered to Wheaton, net of the per pound cash payment, exceeds the initial upfront cash deposit. Additionally, on each sale of cobalt, the Company is committed to pay a variable commission depending on the market price of cobalt.

8)	Once the Company has received 150,000 ounces of gold and 120,000 ounces of platinum under the Marathon PMPA, the attributable gold and platinum production will be reduced to 67% and 15%, respectively.
9)	Per annum the Company will purchase an amount equal to 100% of the first 1.5 million ounces of silver for which an offtaker payment is due, and 50% of any excess.
10)
Should the market price of silver exceed $20 per ounce, in addition to the $9.05 per ounce, the Company is committed to pay Glencore an additional amount for each ounce of silver delivered equal to 50% of the excess, to a maximum of $10 per ounce, such that when the market price of silver is $40 or above, the Company will pay Glencore $19.05 per ounce of silver delivered.

11)	Wheaton only has the rights to silver contained in concentrate containing less than 15% copper at the Aljustrel mine.

12)	The Company is committed to acquire 100% of the first 30,000 ounces of gold produced per annum and 50% thereafter.
13)
The Company is currently negotiating an amendment to the Minto PMPA such that the cash payment per ounce of gold delivered will be the lower of 65% of the spot price of gold and $1,250. This proposed amended pricing will end on the earlier of (i) January 27, 2023; or (ii) once 27,000 ounces of gold have been delivered to the Company. Once this proposed amended pricing ends, the cash payment per ounce of gold delivered will be the lower of 50% of the spot price of gold and $1,000. In the event that the parties are unable to finalize the terms of the proposed amendment, the production payment will remain as set out in the existing Minto PMPA, being a fixed price of $325 per ounce.

14)
The price paid per ounce of silver delivered under the Keno Hill PMPA is between 10% of the spot price of silver when the market price of silver is at or above $23.00 per ounce, to 90% of the spot price of silver when the market price of silver is at or below $15.00 per ounce.

15)	Copper World Complex (formerly referred to as Rosemont in these financial statements).
16)	Terms of the agreement not yet finalized.
1 7 )
Once Wheaton has received 190,000 ounces of gold and 2.15 million ounces of silver under the Marmato PMPA the Company’s attributable gold and silver production will be reduced to 3.25% and 50%, respectively.

1 8 )	To be increased to 22% of the spot price once the market value of gold and silver delivered to the Company, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
1 9 )	Once Wheaton has received 10 million ounces under the Cozamin PMPA, the Company’s attributable silver production will be reduced to 33% of silver production for the life of the mine.
20)	Once the Company has received 285,000 ounces of gold under the Santo Domingo PMPA, the Company’s attributable gold production will be reduced to 67%.
21)
Once the Company has received 90,000
ounces of gold under the Fenix PMPA, the Company attributable gold production will be reduced to
 4%
until 140,000 ounces have been delivered, after which the stream drops to
3.5%.

22)	Once the Company has received 279,908 ounces of gold and 17.8 million ounces of silver under the Blackwater PMPA, the attributable gold and silver production will be reduced to 4% and 33%.
2 3 )	Once the Company has received 145,000 ounces of gold and 4.6 million ounces of silver under the Curipamba PMPA, the attributable gold and silver production will be reduced to 33% and 50%.
2 4 )
The Company is committed to purchase 4.15% of Goose gold production until 130,000 ounces are delivered to the Company, thereafter 2.15% of Goose gold production until 200,000 ounces are delivered to the Company and 1.5% of Goose gold production thereafter for the life of mine.

2 5 )
Once 90
million silver equivalent ounces attributable to Wheaton have been produced under the Cotabambas PMPA, the attributable production will decrease to
16.67
% of gold production and 66.67% of silver production for the life of mine.

Summary of Other Contractual Obligations and Contingencies
Other Contractual Obligations and Contingencies

	Obligations With Scheduled Payment Dates
(in thousands)	2022	2023 - 2024	2025 - 2026	After 2026	Sub-Total	Other Commitments	Total

Payments for mineral stream interests
Copper World 1	$-	$-	$-	$-	$-	$231,150	$231,150
Loma de La Plata	-	-	-	-	-	32,400	32,400
Marmato	-	-	-	-	-	122,000	122,000
Santo Domingo	-	-	-	-	-	260,000	260,000
Salobo 2	-	646,000	-	-	646,000	-	646,000
Fenix Gold	-	-	-	-	-	25,000	25,000
Blackwater	-	-	-	-	-	141,000	141,000
Marathon	15,519	-	-	-	15,519	155,195	170,714
Curipamba	13,000	-	-	-	13,000	162,500	175,500
Goose	-	-	-	-	-	125,000	125,000

Payments for early deposit mineral stream interest
Toroparu 3	-	138,000	-	-	138,000	-	138,000
Cotabambas	750	1,000	-	-	1,750	126,000	127,750
Kutcho	-	-	-	-	-	58,000	58,000
Leases liabilities	448	1,817	308	-	2,573	-	2,573

Total contractual obligations	$29,717	$786,817	$308	$-	$816,842	$1,438,245	$2,255,087

1)	Copper World Complex (formerly referred to as Rosemont in these financial statements). Figure includes contingent transaction costs of $1 million.
2)
As more fully explained on the following page, assuming the Salobo III expansion project achieves 12 Mtpa of additional processing capacity (bringing total processing capacity at Salobo to 36 Mtpa) by the end of 2023, the Company would expect to pay an estimated expansion payment of between $550 million to $650 million.

3)	The Company anticipates construction to begin in this period.